Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association
(together, the “Company”)

Wells Fargo Securities, LLC
Goldman Sachs Bank USA
Goldman Sachs Mortgage Company
Goldman Sachs & Co. LLC
(collectively, the “Specified Parties”):

Re: SELF Commercial Mortgage Trust 2024-STRG – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SELF 2024-STRG Accounting Tape.xlsx” provided by the Company on October 22, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 43 related mortgaged properties (the “Mortgaged Properties”) as of October 31, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by SELF Commercial Mortgage Trust 2024-STRG, Commercial Mortgage Pass-Through Certificates, Series 2024-STRG (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company,

(ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
October 22, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Year Built	Appraisal
Renovated Date	Appraisal
Regular Available Units	Underwriting File
Climate Controlled Available Units	Underwriting File
Total Self Storage Available Units	Underwriting File
Parking Available Units	Underwriting File
Commercial Available Units	Underwriting File
Other Available Units	Underwriting File
Total Units Including Parking, Commercial and Other Available Units	Underwriting File
Regular Available SF	Underwriting File
Climate Controlled Available SF	Underwriting File
Total Self Storage Square Footage Available SF	Underwriting File
Parking Available SF	Underwriting File
Commercial Available SF	Underwriting File
Other Available SF	Underwriting File
Total Square Footage Including Parking, Commercial and Other Available SF	Underwriting File
Regular Occupied Units	Underwriting File
Climate Controlled Occupied Units	Underwriting File
Total Self Storage Units Occupied Units	Underwriting File
Parking Occupied Units	Underwriting File

A-1

ATTACHMENT A

Attribute	Source Document(s)
Commercial Occupied Units	Underwriting File
Other Occupied Units	Underwriting File
Total Units Including Parking, Commercial and Other Occupied Units	Underwriting File
Regular Occupied SF	Underwriting File
Climate Controlled Occupied SF	Underwriting File
Total Self Storage Square Footage Occupied	Underwriting File
Parking Occupied SF	Underwriting File
Commercial Occupied SF	Underwriting File
Other Occupied SF	Underwriting File
Total SF Including Parking, Commercial and Other Occupied SF	Underwriting File
UW Self Storage Occupancy (%) (based on SF)	Underwriting File
UW Total Occupancy Including Parking and Other SF (based on SF) (%)	Underwriting File
Units	Underwriting File
Unit Type	Underwriting File
Property Type	Appraisal
Property Sub-Type	Appraisal
Ownership Interest	Provided by the Company
Cut-off Date Allocated Mortgage Loan Amount ($)	Provided by the Company
Loan Purpose (Acquisition, Refinance, Finance)	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Initial Maturity Date	Provided by the Company

A-2

ATTACHMENT A

Attribute	Source Document(s)
Fully Extended Maturity Date	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Index at Cap	Provided by the Company
Spread/Margin	Provided by the Company
Prepayment Restriction Code	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraised Value Date	Appraisal
Aggregate Individual Appraised Value ($)	Appraisal
Portfolio Appraised Value Date	Appraisal
Portfolio Appraised Value ($)	Appraisal
Portfolio Appraised Value Premium ($)	Appraisal
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document(s)
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Total Debt Original Principal Balance	Provided by the Company
Total Debt Cut-off Date Balance	Provided by the Company
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Seismic PML %	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report
2022 Total Revenues ($)	Underwriting File
2023 Total Revenues ($)	Underwriting File
Most Recent Total Revenues ($)	Underwriting File
UW Total Revenue ($)	Underwriting File
2022 Total Expenses ($)	Underwriting File
2023 Total Expenses ($)	Underwriting File
Most Recent Total Expenses ($)	Underwriting File
UW Total Expenses ($)	Underwriting File
2022 NOI ($)	Underwriting File
2023 NOI ($)	Underwriting File
Most Recent NOI ($)	Underwriting File
Underwritten NOI ($)	Underwriting File
2022 NCF ($)	Underwriting File
2023 NCF ($)	Underwriting File
Most Recent NCF ($)	Underwriting File
Most Recent As of Date	Underwriting File
Underwritten NCF ($)	Underwriting File

A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Date Allocated Mortgage Loan Amount per SF ($)	Cut-off Date Allocated Mortgage Loan Amount ($) divided by the sum of i) Total Self Storage Square Footage Available SF and ii) Total Square Footage Including Parking, Commercial and Other Available SF
Percentage of Cut-off Date Allocated Mortgage Loan Amount	Cut-off Date Allocated Mortgage Loan Amount ($) divided by the aggregate of the total Cut-off Date Allocated Mortgage Loan Amount ($)
Monthly Debt Service Amount	The product of i) Mortgage Rate, ii) Cut-off Date Allocated Mortgage Loan Amount ($), iii) Interest Accrual Basis, and iv) 1/12.
Mortgage Rate	Sum of i) Index at Cap and ii) Spread/Margin.
Mortgage Loan Closing Date LTV (Aggregate Individual Appraised Value)	Cut-off Date Allocated Mortgage Loan Amount ($) divided by Aggregate Individual Appraised Value ($).
Mortgage Loan Closing Balloon LTV (Aggregate Individual Appraised Value)	Cut-off Date Allocated Mortgage Loan Amount ($) divided by Aggregate Individual Appraised Value ($).
Mortgage Loan Closing Date LTV (Portfolio Value)	Cut-off Date Allocated Mortgage Loan Amount ($) divided by Portfolio Appraised Value ($).
Mortgage Loan Closing Balloon LTV (Portfolio Value)	Cut-off Date Allocated Mortgage Loan Amount ($) divided by Portfolio Appraised Value ($).
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but showing NAP if the Amortization Term (Original) is “Interest-Only”.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Aggregate Individual Appraised Value per Unit ($)	Aggregate Individual Appraised Value ($) divided by the sum of i) Total Available Self Storage Units and ii) Total Units Including Parking, Commercial and Other Available Units.
Portfolio Appraised Value per Unit ($)	Portfolio Appraised Value ($) divided by the sum of i) Total Self Storage Available Units and ii) Total Units Including Parking, Commercial and Other Available Units.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
UW NCF DSCR	Underwritten NCF ($) divided by the product of i) Monthly Debt Service Amount and ii) 12.
Cut-off Date UW NOI Debt Yield	Underwritten NOI ($) divided by Cut-off Date Allocated Mortgage Loan Amount ($)
Cut-off Date UW NCF Debt Yield	Underwritten NCF ($) divided by Cut-off Date Allocated Mortgage Loan Amount ($)

B-2